Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	20,715.00
Total Offset Amount	0.00
Net Fee	20,715.00
Narrative - Max Aggregate Offering Price	$ 150,000,000.00
Final Prospectus	true